Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 45,660	$ 40,729
Less: accumulated depreciation	(27,660)	(25,435)
Total property and equipment, net	18,000	15,294
Computer Equipment
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	34,935	28,646
Office Furniture And Equipment
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	3,947	4,458
Vehicles
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	1,534	2,631
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 5,244	$ 4,994